VIA EDGAR and Electronic Mail
Helena Lee Assistant General Counsel T + 1 310 772 6259 F +1 310 772 6569 HLee@sunamerica.com	August 26, 2016 Kathryn Sabo, Counsel Division of Investment Management United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:          FS Variable Separate Account (“Registrant”)

The United States Life Insurance Company in the City of New York

(“Depositor”)

[Polaris Advisory] Variable Annuity (Version A)

Initial Form N-4

File Nos. 333-            and 811-08810

Dear Ms. Sabo:

On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is a copy of the Initial N-4 registration statement (“Initial N-4”) filed on August 26, 2016. The purpose of this filing is to register, for the above Registrant, an advisory share-class variable annuity product without a surrender charge schedule (“Version A”) issued through The United States Life Insurance Company in the City of New York. We are filing two Version A registration statements that share the same prospectus - one for the above Depositor and the other for American General Life Insurance Company that will be submitted under separate cover.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff’s comments as well as the appropriate financial statements and Auditor’s consent.

Registrant would like the registration statement to become effective on December 5, 2016. For that to be feasible, we would need to receive comments from the Staff by November 15, 2016. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6259 or e-mail: hlee@sunamerica.com.

Very truly yours,

/s/ HELENA LEE

Helena Lee

Assistant General Counsel